STATEMENT OF OPERATIONS	10 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
General and administrative expenses | $	$ 450,346
Loss from operations | $	(450,346)
Other income:
Interest earned on investments held in Trust Account | $	2,809,646
Net income | $	$ 2,359,300
Class A ordinary shares subject to possible redemption
Other income:
Basic weighted average shares outstanding | shares	9,153,061
Diluted weighted average shares outstanding | shares	9,153,061
Basic net income | $ / shares	$ 0.15
Diluted net income | $ / shares	$ 0.14
Class B ordinary shares
Other income:
Basic weighted average shares outstanding | shares	7,064,626
Diluted weighted average shares outstanding | shares	7,289,116
Basic net income | $ / shares	$ 0.15
Diluted net income | $ / shares	$ 0.14